Investment in Affiliates - Income Statement Data (Table) (Details) - Navios Midstream - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 20,790	$ 18,510	$ 40,569	$ 39,610
Net (loss)/ income	$ 4,286	$ 1,960	$ (25,282)	$ 6,462